Major commitments and contingencies (Details 3) (Environment) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
D. Environmental matters
Approximate number of identified sites for which the Company is or may be liable for remediation costs	170
Number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs	6
Provision for specific environmental sites [Abstract]
Balance January 1	CAD 110	CAD 114	CAD 119
Accruals and other	6	81	11
Payments	(29)	(91)	(19)
Foreign exchange	(1)	6	3
Balance December 31	86	110	114
Current portion, balance December 31	CAD 50	51	45
Anticipated environmental liability disbursement time frame (in years)	the next five years
Regulatory Compliance [Abstract]
Environmental operating expenses	CAD 19	20	20
Environmental capital expenditures	CAD 15	CAD 18	CAD 19